Related Party Transactions (Details) - USD ($) $ in Millions		12 Months Ended
	Mar. 09, 2018	Dec. 31, 2018	Dec. 31, 2017
Key management team
Disclosure of transactions between related parties [line items]
Salaries and other short-term employee benefits		$ 9.3	$ 9.7
Share-based payments		3.6	3.1
Related party compensation		12.9	12.8
Board of Directors
Disclosure of transactions between related parties [line items]
Retainers and fees		0.9	0.8
Share-based payments		0.3	0.3
Related party compensation		$ 1.2	1.1
Lissom
Disclosure of transactions between related parties [line items]
Amount of operating companies managed			$ 50.0
Fairfax India
Disclosure of transactions between related parties [line items]
Performance fee revenue	$ 114.4